OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2012
OTHER COMPREHENSIVE INCOME [Abstract]
AOCI attributable to the shareowners of The Coca-Cola Company
AOCI attributable to shareowners of The Coca-Cola Company consisted of the following (in millions):

December 31,	2012	2011
		As Adjusted
Foreign currency translation adjustment	$(1,665)	$(1,445)
Accumulated derivative net gains (losses)	46	(53)
Unrealized net gains (losses) on available-for-sale securities	338	160
Adjustments to pension and other benefit liabilities	(2,104)	(1,436)
Accumulated other comprehensive income (loss)	$(3,385)	$(2,774)

OCI attributable to shareowners of The Coca-Cola Company, including our proportionate share of equity method investees' OCI
OCI attributable to shareowners of The Coca-Cola Company, including our proportionate share of equity method investees' OCI, for the years ended December 31, 2012, 2011 and 2010, is as follows (in millions):

	Before-Tax Amount	Income Tax	After-Tax Amount
2012
Net foreign currency translation adjustment	$(219)	$(1)	$(220)
Derivatives:
Unrealized gains (losses) arising during the year	77	(29)	48
Reclassification adjustments recognized in net income	82	(31)	51
Net gain (loss) on derivatives[1]	159	(60)	99
Available-for-sale securities:
Unrealized gains (losses) arising during the year	248	(64)	184
Reclassification adjustments recognized in net income	(6)	—	(6)
Net change in unrealized gain (loss) on available-for-sale securities[2]	242	(64)	178
Pension and other benefit liabilities:
Net pension and other benefits arising during the year	(1,132)	405	(727)
Reclassification adjustments recognized in net income	92	(33)	59
Net change in pension and other benefit liabilities[3]	(1,040)	372	(668)
Other comprehensive income (loss) attributable to The Coca-Cola Company	$(858)	$247	$(611)

[1]	Refer to Note 5 for additional information related to the net gain or loss on derivative instruments designated and qualifying as cash flow hedging instruments.

[2]	Includes reclassification adjustments related to divestitures of certain available-for-sale securities. Refer to Note 3 for additional information related to these divestitures.

[3]	Refer to Note 13 for additional information related to the Company's pension and other postretirement benefit liabilities.

	Before-Tax Amount	Income Tax	After-Tax Amount
2011 — As Adjusted
Net foreign currency translation adjustment	$(639)	$(1)	$(640)
Derivatives:
Unrealized gains (losses) arising during the year	(3)	(1)	(4)
Reclassification adjustments recognized in net income	243	(94)	149
Net gain (loss) on derivatives[1]	240	(95)	145
Available-for-sale securities:
Unrealized gains (losses) arising during the year	(4)	(8)	(12)
Reclassification adjustments recognized in net income	10	(5)	5
Net change in unrealized gain (loss) on available-for-sale securities[2]	6	(13)	(7)
Pension and other benefit liabilities:
Net pension and other benefits arising during the year	(1,206)	423	(783)
Reclassification adjustments recognized in net income	31	(11)	20
Net change in pension and other benefit liabilities[3]	(1,175)	412	(763)
Other comprehensive income (loss) attributable to The Coca-Cola Company	$(1,568)	$303	$(1,265)

[1]	Refer to Note 5 for additional information related to the net gain or loss on derivative instruments designated and qualifying as cash flow hedging instruments.

[2]	Includes reclassification adjustments related to divestitures of certain available-for-sale securities. Refer to Note 3 for additional information related to these divestitures.

[3]	Refer to Note 13 for additional information related to the Company's pension and other postretirement benefit liabilities.

	Before-Tax Amount	Income Tax	After-Tax Amount
2010 — As Adjusted
Net foreign currency translation adjustment	$(966)	$31	$(935)
Derivatives:
Unrealized gains (losses) arising during the year	(239)	108	(131)
Reclassification adjustments recognized in net income	17	(6)	11
Net gain (loss) on derivatives[1]	(222)	102	(120)
Available-for-sale securities:
Unrealized gains (losses) arising during the year	115	(25)	90
Reclassification adjustments recognized in net income	18	(6)	12
Net change in unrealized gain (loss) on available-for-sale securities[2]	133	(31)	102
Pension and other benefit liabilities:
Net pension and other benefits arising during the year	397	(139)	258
Reclassification adjustments recognized in net income	35	(11)	24
Net change in pension and other benefit liabilities[3]	432	(150)	282
Other comprehensive income (loss) attributable to The Coca-Cola Company	$(623)	$(48)	$(671)

[1]	Refer to Note 5 for additional information related to the net gain or loss on derivative instruments designated and qualifying as cash flow hedging instruments.

[2]	Includes reclassification adjustments related to divestitures of certain available-for-sale securities. Refer to Note 3 for additional information related to these divestitures.

[3]	Refer to Note 13 for additional information related to the Company's pension and other postretirement benefit liabilities.